March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2045 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Dynamic 2045 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 78.3%
BlackRock Advantage Emerging Markets Fund, Class K	1,828,742	$ 18,762,890
BlackRock Real Estate Securities Fund	656,251	9,942,199
BlackRock Tactical Opportunities Fund, Class K	424,322	6,347,861
Diversified Equity Master Portfolio	$126,030,935	126,030,935
International Tilts Master Portfolio	$22,544,450	22,544,450
iShares Global Infrastructure ETF	14,404	787,467
iShares MSCI Canada ETF(b)	24,416	994,952
iShares MSCI EAFE Small-Cap ETF(b)	355,706	22,598,002
		208,008,756
Fixed-Income Funds — 12.6%
BlackRock Diversified Fixed Income Fund, Class K	3,029,445	28,567,665
iShares 0-5 Year TIPS Bond ETF(b)	230	23,798
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	46,069	5,007,240
		33,598,703

Security	Shares	Value
Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	6,387,865	$ 6,391,059
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	22,120,372	22,120,372
		28,511,431
Total Investments — 101.6% (Cost: $254,274,946)		270,118,890
Liabilities in Excess of Other Assets — (1.6)%		(4,288,529)
Net Assets — 100.0%		$ 265,830,361

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 4,085,783	$ 14,756,914	$ —	$ —	$ (79,807)	$ 18,762,890	1,828,742	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	9,307,503	—	(2,916,593)(a)	165	(16)	6,391,059	6,387,865	7,359 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	71,317,071	—	(49,196,699)(a)	—	—	22,120,372	22,120,372	437,659	—
BlackRock Diversified Fixed Income Fund, Class K	1,741,986	26,441,550	—	—	384,129	28,567,665	3,029,445	259,981	—
BlackRock High Yield Bond Portfolio, Class K(c)	—	—	—	—	—	—	—	(2,447)	—
BlackRock Real Estate Securities Fund	8,684,176	1,020,462	—	—	237,561	9,942,199	656,251	—	—
BlackRock Tactical Opportunities Fund, Class K	6,305,429	—	—	—	42,432	6,347,861	424,322	—	—
Diversified Equity Master Portfolio	108,638,561	24,190,817 (a)(d)	—	984,312	(7,782,755)	126,030,935	$126,030,935	423,863	—
International Tilts Master Portfolio	20,641,748	141,092 (a)(d)	—	403,020	1,358,590	22,544,450	$22,544,450	141,092	—
iShares 0-5 Year TIPS Bond ETF	23,138	—	—	—	660	23,798	230	33	—
iShares Global Infrastructure ETF	752,897	—	—	—	34,570	787,467	14,404	—	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,922,012	—	—	—	85,228	5,007,240	46,069	37,027	—
iShares MSCI Canada ETF	519,951	474,699	—	—	302	994,952	24,416	—	—
iShares MSCI EAFE Small-Cap ETF	4,621,617	17,391,168	—	—	585,217	22,598,002	355,706	—	—
				$ 1,387,497	$ (5,133,889)	$ 270,118,890		$ 1,304,567	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2045 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	29	06/12/25	$ 5,204	$ (42,326)
U.S. Long Bond	13	06/18/25	1,530	1,453
S&P/TSE 60 Index	24	06/19/25	4,995	149,467
E-mini Russell 2000 Index	77	06/20/25	7,804	54,419
Micro E-mini S&P 500 Index	379	06/20/25	10,713	57,878
MSCI EAFE Index	41	06/20/25	4,953	(119,299)
MSCI Emerging Markets Index	60	06/20/25	3,332	(62,602)
S&P 500 E-Mini Index	18	06/20/25	5,088	66,940
				105,930
Short Contracts
10-Year U.S. Treasury Note	33	06/18/25	3,677	(51,884)
Ultra U.S. Treasury Bond	108	06/18/25	13,274	(200,272)
NASDAQ 100 E-Mini Index	13	06/20/25	5,054	3,838
2-Year U.S. Treasury Note	18	06/30/25	3,730	(4,242)
				(252,560)
				$ (146,630)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	7,920,994	USD	5,513,976	Barclays Bank PLC	06/18/25	$ 11,400
CAD	3,863,265	USD	2,689,354	Goldman Sachs International	06/18/25	5,509
USD	27,199	EUR	25,000	Deutsche Bank AG	06/18/25	50
USD	55,571	JPY	8,091,000	Barclays Bank PLC	06/18/25	1,162
						18,121
AUD	16,604,143	USD	10,471,901	Morgan Stanley & Co. International PLC	06/18/25	(90,231)
JPY	1,578,082,148	EUR	9,956,695	Deutsche Bank AG	06/18/25	(200,685)
JPY	792,964,287	USD	5,341,348	Bank of America N.A.	06/18/25	(8,963)
JPY	434,650,968	USD	2,984,990	Goldman Sachs International	06/18/25	(62,127)
						(362,006)
						$ (343,885)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	2,496	$ 7,502	$ —	$ 7,502
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2045 Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 59,433,371	$ —	$ —	$ 59,433,371
Fixed-Income Funds	33,598,703	—	—	33,598,703
Money Market Funds	28,511,431	—	—	28,511,431
	$121,543,505	$—	$—	121,543,505
Investments Valued at NAV(a)				148,575,385
				$ 270,118,890
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 332,542	$ 7,502	$ —	$ 340,044
Foreign Currency Exchange Contracts	—	18,121	—	18,121
Interest Rate Contracts	1,453	—	—	1,453
Liabilities
Equity Contracts	(181,901)	(42,326)	—	(224,227)
Foreign Currency Exchange Contracts	—	(362,006)	—	(362,006)
Interest Rate Contracts	(256,398)	—	—	(256,398)
	$(104,304)	$(378,709)	$—	$(483,013)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
Portfolio Abbreviation (continued)
SOFR	Secured Overnight Financing Rate